Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Personnel Expenses
Schedule of personnel expenses by function

Details of personnel expenses by function are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Cost of sales	999,347	1,058,132	988,689
Research and development	138,629	110,682	106,472
Selling, general & administration expenses	401,390	383,851	382,472
	1,539,366	1,552,665	1,477,633

Schedule of personnel expenses by nature

Details by nature are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Wages and salaries	1,231,812	1,234,761	1,178,527
Contributions to pension plans (see note 29)	31,757	33,226	29,941
Other social charges	27,387	27,462	28,785
Social Security	248,410	257,216	240,380
	1,539,366	1,552,665	1,477,633